Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	1,677,128		1,677,128
Equity securities with readily determinable fair values	294,561	294,561
Total	1,971,689	294,561	1,677,128

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	6,082,161		6,082,161
Equity securities with readily determinable fair value	140,985	140,985
Total	6,223,146	140,985	6,082,161